PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statements of Comprehensive Loss
Net loss	¥ (4,285,393)	¥ (1,266,118)	¥ (1,191,213)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(125,118)	(247,509)	(159,714)
Comprehensive loss	(4,410,511)	(1,513,627)	(1,350,927)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net loss	(4,290,053)	(1,268,890)	(1,187,218)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(126,033)	(249,174)	(159,551)
Comprehensive loss	¥ (4,416,086)	¥ (1,518,064)	¥ (1,346,769)